Item 1. Schedule of Investments:
--------------------------------
Putnam New York Tax Exempt Income Fund


QUARTERLY PORTFOLIO HOLDINGS

8-31-04


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Putnam New York Tax Exempt Income Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FHA Insd. -- Federal Housing Administration Insured
  FSA -- Financial Security Assurance
  G.O. Bonds -- General Obligation Bonds
  IFB -- Inverse Floating Rate Bonds
  MBIA -- MBIA Insurance Company
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (100.3%) (a)
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Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
New York (92.1%)
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                 Albany, Indl. Dev. Agcy. Civic Fac. Rev.
                 Bonds
     $1,460,000  (Albany Med. Ctr.), 6s, 5/1/29                                   BBB-/P         $1,405,250
      2,750,000  (Charitable Leadership), Ser. A , 6s,
                 7/1/19                                                           Baa3            2,945,938
      3,400,000  Battery Park, City Auth. Rev. Bonds,
                 Ser. A, AMBAC, 5 1/2s, 11/1/16                                   Aaa             3,744,250
      2,000,000  Chautauqua Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Women's Christian Assn.), Ser. A,
                 6.4s, 11/15/29                                                   B+/P            1,915,000
        800,000  Chemung Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Arnot Ogden Med. Ctr.),
                 5s, 11/1/34                                                      A3                788,000
     13,500,000  Dutchess Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Bard College), 5 3/4s,
                 8/1/30                                                           A3             14,326,875
     16,000,000  Dutchess Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Vassar College), 5.35s, 9/1/40                            Aa2            16,700,000
                 Erie Cnty., G.O. Bonds
      2,470,000  Ser. C, AMBAC, 5 1/2s, 7/1/29                                    Aaa             2,633,638
      4,160,000  Ser. B, AMBAC, 5 3/8s, 7/1/20                                    Aaa             4,518,800
      3,240,000  (Pub. Impt.), Ser. B, MBIA, 5 1/4s,
                 4/1/13                                                           Aaa             3,665,250
      3,175,000  (Pub. Impt.), Ser. B, MBIA, 5s, 4/1/11                           Aaa             3,524,250
      2,250,000  Essex Cnty., Indl. Dev. Agcy. Rev. Bonds
                 (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21                         Baa2            2,325,938
      2,650,000  Geneva, Indl. Dev. Agcy. Rev. Bonds
                 (Hobart & William Smith), Ser. A, 5
                 3/8s, 2/1/33                                                     A               2,729,500
      2,200,000  Hempstead, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (Hofstra U.), 5 1/4s, 7/1/16                          A               2,359,500
      1,250,000  Huntington, Hsg. Auth. Sr. Hsg. Fac.
                 Rev. Bonds (Gurwin Jewish Sr.
                 Residence), Ser. A, 6s, 5/1/29                                   B+/P            1,159,375
      1,360,000  Lockport, Hsg. Dev. Corp. Rev. Bonds
                 (Urban Pk. Towers), Ser. A, 6s, 10/1/18                          Baa2            1,404,200
     33,450,000  Long Island, Pwr. Auth. VRDN, Ser. 2,
                 1.33s, 5/1/33                                                    VMIG1          33,450,000
      5,000,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 IFB, MBIA, 8.63s, 4/1/12 (acquired
                 11/3/98, cost $5,422,100) (RES)                                  AAA             5,825,000
                 Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A
     32,500,000  5 3/4s, 12/1/24                                                  A-             34,612,500
      5,000,000  5 1/8s, 9/1/29                                                   A-              5,050,000
      5,500,000  5s, 9/1/29                                                       Aaa             5,596,250
      2,700,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 VRDN, Ser. 2, 1.32s, 5/1/33                                      VMIG1           2,700,000
      4,090,000  Madison Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Colgate U.), Ser. A, 5s, 7/1/23                           Aa3             4,243,375
     13,000,000  Metro. Trans. Auth. Rev. Bonds, Ser. A,
                 AMBAC, 5 1/2s, 11/15/19                                          Aaa            14,527,500
      5,550,000  Metro. Trans. Auth. Commuter Fac. Rev.
                 Bonds, Ser. A, U.S. Govt. Coll., 6s,
                 7/1/24                                                           AAA             6,417,188
     10,000,000  Metro. Trans. Auth. Dedicated Tax Rev.
                 Bonds, Ser. A, FSA, 5 1/4s, 11/15/24                             Aaa            10,612,500
      7,000,000  Metro. Trans. Auth. Fac. IFB, FGIC,
                 9.924s, 10/1/17                                                  AAA/P           9,266,250
                 Metro. Trans. Auth. Fac. Rev. Bonds
     15,400,000  Ser. A, MBIA, 6 1/4s, 4/1/14                                     Aaa            18,942,000
      4,245,000  Ser. A, MBIA, 6 1/4s, 4/1/13                                     Aaa             5,173,594
      2,500,000  (Dedicated Tax Fund), Ser. A, MBIA, 6
                 1/4s, 4/1/11                                                     Aaa             2,984,375
     11,020,000  (Trans. Fac.), Ser. A, 6s, 7/1/24                                AAA            12,741,875
     14,000,000  (Dedicated Tax Fund), Ser. A, FGIC, 4
                 3/4s, 4/1/28                                                     Aaa            15,452,500
                 Metro. Trans. Auth. Svc. Contract Rev.
                 Bonds
      2,675,000  (Trans. Fac.), Ser. 3, U.S. Govt. Coll.,
                 7 3/8s, 7/1/08                                                   AAA             2,989,313
     15,820,000  (Trans. Fac.), Ser. O, U.S. Govt. Coll.,
                 5 3/4s, 7/1/13                                                   AAA            18,074,350
     12,500,000  (Commuter Fac.), Ser. O, U.S. Govt.
                 Coll., 5 1/2s, 7/1/17                                            AAA            14,468,750
     24,345,000  (Trans. Fac.), Ser. O, U.S. Govt. Coll.,
                 5 1/2s, 7/1/17                                                   AAA            28,179,338
      1,000,000  Mount Vernon, Indl. Dev. Agcy. Fac. Rev.
                 Bonds (Wartburg Senior Hsg.,
                 Inc.-Meadowview), 6.2s, 6/1/29                                   B+/P              965,000
                 Nassau Cnty., G.O. Bonds
      1,125,000  Ser. E, FSA, 6s, 3/1/20                                          Aaa             1,312,031
      2,790,000  Ser. E, FSA, 6s, 3/1/19                                          Aaa             3,253,838
      2,735,000  Ser. E, FSA, 6s, 3/1/18                                          Aaa             3,189,694
      3,465,000  Ser. E, FSA, 6s, 3/1/16                                          Aaa             4,041,056
      1,000,000  Ser. A, FGIC, 6s, 7/1/13                                         Aaa             1,182,500
      2,300,000  Ser. A, FGIC, 6s, 7/1/11                                         Aaa             2,685,250
      2,580,000  Ser. E, FSA, 5.9s, 3/1/15                                        Aaa             2,996,025
                 Nassau Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (North Shore Hlth. Syst.)
        410,000  Ser. A, 6 1/4s, 11/1/21                                          A3                439,725
      1,270,000  Ser. B, 5 7/8s, 11/1/11                                          A3              1,408,113
        825,000  Ser. D, 5 5/8s, 11/1/09                                          A3                898,219
      1,615,000  Ser. D, 4 7/8s, 11/1/05                                          A3              1,667,488
      3,000,000  Niagara Cnty., Indl. Dev. Agcy. Rev.
                 Bonds, Ser. D, 5.55s, 11/15/24                                   Baa1            3,157,500
      6,000,000  Niagara Falls, City School Dist. COP, 5
                 7/8s, 6/15/19                                                    Baa3            6,247,500
                 NY City, G.O. Bonds
      7,265,000  Ser. B, 8 1/4s, 6/1/05                                           A2              7,622,511
      5,360,000  Ser. B, U.S. Govt. Coll., 8 1/4s, 6/1/05                         AAA/P           5,630,787
         45,000  Ser. F, 7.6s, 2/1/05                                             A2                 45,159
     18,675,000  Ser. B, MBIA, 6 1/2s, 8/15/11                                    Aaa            22,433,344
     21,495,000  Ser. D, MBIA, 6 1/2s, 11/1/10                                    Aaa            25,605,919
        945,000  Ser. I, U.S. Govt. Coll., 6 1/4s,
                 4/15/27                                                          Aaa             1,058,400
      1,845,000  Ser. I, U.S. Govt. Coll., 6 1/4s,
                 4/15/17                                                          Aaa             2,066,400
      2,000,000  Ser. I, 5 7/8s, 3/15/14                                          A2              2,157,500
     23,525,000  Ser. B, 5 1/2s, 12/1/11                                          A2             26,465,625
      3,000,000  Ser. C, 5 1/4s, 8/1/11                                           A2              3,326,250
         50,000  NY City, IFB, AMBAC, 10.52s, 9/1/11                              Aaa                51,869
      7,000,000  NY City, City Transitional Fin. Auth.
                 IFB, 10.164s, 5/15/22                                            AA/P            9,520,000
                 NY City, City Transitional Fin. Auth.
                 Rev. Bonds
      6,500,000  Ser. A, 5 3/4s, 8/15/24                                          AA+             7,515,625
      2,000,000  AMBAC, 5 1/4s, 8/1/15                                            Aaa             2,212,500
      2,500,000  Ser. C, FSA, 5 1/4s, 8/1/12                                      Aaa             2,840,625
      3,600,000  Ser. B, 5 1/4s, 11/15/05                                         AA+             3,757,500
         80,000  Ser. C, U.S. Govt. Coll., 5s, 5/1/26                             AA+                88,300
                 NY City, City Transitional Fin. Auth.
                 VRDN
      3,800,000  Ser. A-1, 1.32s, 11/15/28                                        VMIG1           3,800,000
     15,000,000  Ser. B-3, 1.32s, 11/1/28                                         VMIG1          15,000,000
     21,215,000  (NYC Recovery), Ser. 3, 1.4s, 11/1/22                            VMIG1          21,215,000
                 NY City, Indl. Dev. Agcy. Rev. Bonds
      7,300,000  (Visy Paper, Inc.), 7.95s, 1/1/28                                B+/P            7,637,625
      5,000,000  (Brooklyn Navy Yard Cogen. Partners),
                 6.2s, 10/1/22                                                    BBB-            5,012,500
      1,440,000  (Brooklyn Navy Yard Cogen. Partners),
                 5.65s, 10/1/28                                                   BBB-            1,332,000
      2,000,000  (Empowerment Zone-Harlem Mall), 5 1/8s,
                 12/30/23                                                         Baa1            1,975,000
                 NY City, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds
      7,330,000  (Parking Corp.), 8 1/2s, 12/30/22                                B-/P            6,285,475
      3,285,000  (Staten Island U. Hosp.), Ser. A, 6
                 3/8s, 7/1/31                                                     Ba3             3,104,325
      5,500,000  (Brooklyn Polytech. U. Project J), 6
                 1/8s, 11/1/30                                                    BB+             5,032,500
      2,545,000  (United Jewish Appeal), Ser. A, 5 1/4s,
                 7/1/23                                                           Aa2             2,742,238
      7,000,000  (Horace Mann School), MBIA, 5s, 7/1/28                           Aaa             7,105,000
                 NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds (Airis JFK I, LLC)
      9,500,000  Ser. A, 6s, 7/1/27                                               Baa3            9,511,875
      7,000,000  Ser. A, 5 1/2s, 7/1/28                                           Baa3            6,886,250
                 NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds
      3,000,000  (American Airlines, Inc.), 6.9s, 8/1/24                          Caa2            1,890,000
     11,465,000  (Terminal One Group Assn.), 6 1/8s,
                 1/1/24                                                           A3             11,944,810
      4,250,000  (British Airways), 5 1/4s, 12/1/32                               BB+             3,065,313
      5,000,000  NY City, Metro. Trans. Auth. Rev. Bonds,
                 Ser. A, AMBAC, 5 1/4s, 1/1/29                                    Aaa             5,181,250
                 NY City, Muni. Assistance Corp. Rev.
                 Bonds
     10,000,000  Ser. P, 5s, 7/1/08                                               Aa1            10,950,000
      4,550,000  Ser. O, 5s, 7/1/05                                               Aa1             4,683,861
        200,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 IFB, 13.683s, 6/15/11 (acquired 8/9/91,
                 cost $207,493) (RES)                                             Aaa               293,750
     25,600,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 Rev. Bonds, AMBAC, 7 1/2s, 6/15/11                               Aaa            31,264,000
     16,700,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 VRDN, Ser. A, FGIC, 1.3s, 6/15/25                                VMIG1          16,700,000
                 NY City, State Dorm. Auth. Lease Rev.
                 Bonds
      5,600,000  (Court Fac.), 6s, 5/15/39                                        A               6,041,000
      3,000,000  (Westchester Cnty.), 5 1/4s, 8/1/18                              Aa1             3,240,000
                 NY Cntys., Tobacco Trust III Rev. Bonds
      1,000,000  6s, 6/1/43                                                       BBB               926,250
      3,500,000  (Tobacco Settlement), 5 3/4s, 6/1/33                             BBB             3,211,250
      6,000,000  NY Cntys., Trust II Rev. Bonds (Tobacco
                 Settlement), 5 3/4s, 6/1/43                                      BBB             5,265,000
                 NY State Dorm. Auth. Rev. Bonds
      5,000,000  (State U. Edl. Fac.), Ser. A, 7 1/2s,
                 5/15/13                                                          AA-             6,400,000
     18,800,000  (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                          A3             21,643,500
      2,500,000  (Mount Sinai Hlth.), Ser. A, 6.6s,
                 7/1/26                                                           Ba1             2,506,250
      2,500,000  (Mount Sinai Hlth.), Ser. A, 6 1/2s,
                 7/1/25                                                           Ba1             2,540,625
      1,000,000  (Mount Sinai Hlth.), Ser. C, 6s, 7/1/26                          Ba1             1,011,250
      8,950,000  (State U. Edl. Fac.), Ser. A, FSA, 5
                 7/8s, 5/15/17                                                    Aaa            10,784,750
     11,200,000  (State U. Edl. Fac.), Ser. A, 5 7/8s,
                 5/15/11                                                          AA-            12,908,000
      5,250,000  (Winthrop Nassau U.), 5 3/4s, 7/1/28                             Baa1            5,460,000
      6,000,000  (NY Dept. of Ed.), Ser. A , MBIA, 5
                 3/4s, 7/1/20                                                     Aaa             7,140,000
      1,340,000  (Schools PG - Issue 2), Ser. E, AMBAC, 5
                 3/4s, 7/1/19                                                     Aaa             1,517,550
     35,385,000  (U. Syst. Construction), Ser. A, 5 3/4s,
                 7/1/18                                                           AA-            41,046,590
     26,500,000  (City U.), Ser. A, MBIA, 5 3/4s, 7/1/13                          AAA            31,137,500
      1,905,000  (Lenox Hill Hosp.), 5 3/4s, 7/1/13                               A3              2,112,169
     10,000,000  (Columbia U.), Ser. A, 5 3/4s, 7/1/10                            Aaa            11,562,500
      2,650,000  (City U. Syst.), Ser. A, FGIC, 5 3/4s,
                 7/1/09                                                           Aaa             2,961,375
      1,310,000  (Mental Hlth. Svcs. Fac.), Ser. B, MBIA,
                 5 3/4s, 7/1/09                                                   Aaa             1,496,675
     15,600,000  (U. Syst. Construction), Ser. A, 5 5/8s,
                 7/1/16                                                           AA-            17,998,500
      8,500,000  (NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40                             Aaa             9,700,625
      2,000,000  (North Shore Long Island Jewish Group),
                 5 1/2s, 5/1/33                                                   A3              2,075,000
      3,500,000  (NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31                             Aaa             3,946,250
      2,750,000  (Winthrop Nassau U.), 5 1/2s, 7/1/23                             Baa1            2,815,313
      2,150,000  (Mental Hlth. Svcs.), Ser. D, FSA, 5
                 1/4s, 8/15/30                                                    Aaa             2,217,188
     17,810,000  (Mental Hlth. Svcs.), Ser. D, FSA, 5
                 1/4s, 8/15/30, Prerefunded                                       Aaa            20,192,088
        750,000  (NY Methodist Hosp.), 5 1/4s, 7/1/18                             A3                793,125
      1,865,000  (NY Methodist Hosp.), 5 1/4s, 7/1/17                             A3              1,990,888
      3,465,000  (School Dist. Fin.), Ser. A, MBIA, 5
                 1/4s, 10/1/11                                                    Aaa             3,919,781
      6,405,000  (Rochester U.), Ser. A, 5 1/8s, 7/1/39                           A1              6,477,056
     10,000,000  (Memorial Sloan-Kettering Ctr.), Ser. 1,
                 5s, 7/1/34                                                       Aa2            10,125,000
      5,500,000  (Rochester U.), Ser. A, 5s, 7/1/34                               A1              5,534,375
      3,000,000  (Yeshiva U.), AMBAC, 5s, 7/1/30                                  Aaa             3,041,250
      5,705,000  (NYU), Ser. A, FGIC, 5s, 7/1/29                                  Aaa             5,826,231
      3,000,000  (U. of Rochester), Ser. A, MBIA, 5s,
                 7/1/27                                                           Aaa             3,037,500
      2,700,000  (Yeshiva U.), AMBAC, 5s, 7/1/26                                  Aaa             2,754,000
      2,000,000  (Columbia U.), Ser. B, 5s, 7/1/24                                Aaa             2,077,500
      2,000,000  (Columbia U.), Ser. B, 5s, 7/1/23                                Aaa             2,087,500
      7,500,000  (Columbia U.), 5s, 7/1/22                                        Aaa             7,771,875
      3,000,000  (Columbia U.), Ser. B, 5s, 7/1/22                                Aaa             3,150,000
      2,000,000  (Columbia U.), Ser. B, 5s, 7/1/21                                Aaa             2,110,000
      1,700,000  Ser. A, MBIA, 5s, 3/15/19                                        AAA             1,806,250
      2,505,000  (Lutheran Med.), MBIA, 5s, 8/1/12                                Aaa             2,783,681
      1,130,000  (Lenox Hill Hosp. Oblig. Group), 5s,
                 7/1/07                                                           A3              1,206,275
     10,000,000  (Colgate U.), MBIA, 4 3/4s, 7/1/28                               Aaa            10,012,500
        725,000  (State U. Edl. Fac.), Ser. B, zero %,
                 5/15/09                                                          AA-               623,500
                 NY State Energy Research & Dev. Auth.
                 Gas Fac. IFB (Brooklyn Union Gas Co.)
      2,000,000  Ser. B, 12.06s, 7/1/26                                           A+              2,355,000
      3,500,000  10.981s, 4/1/20                                                  A+              4,300,625
     20,000,000  NY State Energy Research & Dev. Auth.
                 Gas Fac. Rev. Bonds (Brooklyn Union
                 Gas), 6.952s, 7/1/26                                             A+             21,775,000
      7,000,000  NY State Energy Research & Dev. Auth.
                 Poll. Control Rev. Bonds (Lilco), Ser.
                 B, 5.15s, 3/1/16                                                 A1              7,164,850
      9,640,000  NY State Env. Fac. Corp. Rev. Bonds (NY
                 City Wtr.), Ser. K, 5 1/2s, 6/15/14                              Aaa            11,230,600
                 NY State Env. Fac. Corp. Poll. Control
                 Rev. Bonds
      3,425,000  (State Wtr. Revolving Fund), Ser. B,
                 6.65s, 9/15/13                                                   Aaa             3,524,291
      1,735,000  (State Wtr. Revolving Fund), Ser. A,
                 6.55s, 9/15/10                                                   Aaa             1,739,650
        270,000  5 7/8s, 6/15/14                                                  Aaa               276,623
      5,620,000  NY State Hsg. Fin. Agcy. Rev. Bonds
                 (Multi-Fam. Hsg. Insd. Mtge. Program),
                 Ser. A, FHA Insd., 7s, 8/15/22                                   Aaa             5,650,966
                 NY State Hwy. & Bridge Auth. Rev. Bonds
      1,000,000  Ser. A, FSA, 6s, 4/1/16                                          Aaa             1,176,250
      2,000,000  Ser. A, FSA, 5.8s, 4/1/18                                        Aaa             2,277,500
      2,000,000  Ser. A, FSA, 5 3/4s, 4/1/17                                      Aaa             2,272,500
     11,740,000  Ser. B, MBIA, 5s, 4/1/05                                         Aaa            11,991,119
     12,325,000  NY State Med. Care Fac. Fin. Agcy. Rev.
                 Bonds (NY Hosp.), Ser. A, AMBAC, 6 1/2s,
                 8/15/29                                                          Aaa            12,865,205
                 NY State Pwr. Auth. Rev. Bonds
      4,250,000  5s, 11/15/20                                                     Aa2             4,510,313
     31,135,000  5s, 11/15/06                                                     Aa2            33,275,531
                 NY State Thruway Auth. Rev. Bonds
      4,300,000  Ser. A, MBIA, 5 1/4s, 4/1/22                                     Aaa             4,627,875
      2,000,000  (Gen. Hwy. & Bridge Trust Fund), Ser. A,
                 MBIA, 5s, 4/1/21                                                 Aaa             2,117,500
                 NY State Urban Dev. Corp. Rev. Bonds
      5,830,000  (Correctional Fac.), Ser. 7, 5.7s,
                 1/1/16                                                           AA-             6,442,150
      1,685,000  (Clarkson Ctr.), 5 1/2s, 1/1/20                                  AA-             1,912,475
      4,000,000  (Personal Income Tax), Ser. C-1, FGIC, 5
                 1/2s, 3/15/19                                                    Aaa             4,490,000
      3,345,000  (Clarkson Ctr.), 5 1/2s, 1/1/15                                  AA-             3,800,756
      2,000,000  (Syracuse U. ), 5 1/2s, 1/1/15                                   AA-             2,272,500
      7,710,000  (Correctional Fac.), Ser. A, 5 1/2s,
                 1/1/09                                                           AA-             8,548,463
        355,000  (Correctional Fac.), Ser. A, 5s, 1/1/28                          AA-               393,606
      1,000,000  Oneida Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (St. Elizabeth Med.), Ser. A, 5
                 7/8s, 12/1/29                                                    BB-/P             891,250
      1,000,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 12/9/98, cost
                 $1,000,000) (RES)                                                BB-/P           1,053,750
                 Orange Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Arden Hill Care Ctr. Newburgh),
                 Ser. C
      3,200,000  7s, 8/1/31                                                       BB-/P           3,216,000
      2,300,000  7s, 8/1/21                                                       BB-/P           2,331,625
                 Port Auth. NY & NJ Rev. Bonds
      3,900,000  (Kennedy Intl. Arpt. - 5th Installment),
                 6 3/4s, 10/1/19                                                  BB+/P           4,051,125
      1,000,000  (Kennedy Intl. Arpt. - 4th Installment),
                 6 3/4s, 10/1/11                                                  BB+/P           1,057,500
      7,750,000  St. Lawrence Cnty., Indl. Dev. Rev.
                 Bonds (St. Lawrence U.), Ser. A, MBIA,
                 5s, 7/1/28                                                       Aaa             7,837,188
                 Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds
      6,200,000  (Peconic Landing), Ser. A, 8s, 10/1/30                           B+/P            6,525,500
      2,000,000  (Nissequogue Cogen. Partners Fac.), 5
                 1/2s, 1/1/23                                                     BB+/P           1,900,000
                 Suffolk Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds
        500,000  (Southampton Hosp. Assn.), Ser. B, 7
                 5/8s, 1/1/30                                                     B-/P              505,000
        500,000  (Southampton Hosp. Assn.), Ser. A, 7
                 1/4s, 1/1/30                                                     B-/P              488,750
      2,200,000  (Huntington Hosp.), Ser. B, 5 7/8s,
                 11/1/32                                                          Baa1            2,268,750
                 Suffolk Cnty., Indl. Dev. Agcy. Cont.
                 Care Retirement Rev. Bonds (Jefferson's
                 Ferry), Ser. A
      4,000,000  7 1/4s, 11/1/28                                                  BB-/P           4,235,000
      4,000,000  7.2s, 11/1/19                                                    BB-/P           4,265,000
      4,220,000  Suffolk Cnty., Judicial Fac. Agcy. Rev.
                 Bonds (John P. Cohalan Complex), AMBAC,
                 5s, 4/15/16                                                      Aaa             4,499,575
                 Syracuse, Indl. Dev. Agcy. Rev. Bonds
                 (1st Mtge. - Jewish Home), Ser. A
      2,800,000  7 3/8s, 3/1/31                                                   BB-/P           2,908,500
        800,000  7 3/8s, 3/1/21                                                   BB-/P             835,000
      4,250,000  Tobacco Settlement Rev. Bonds (Asset
                 Backed Bonds), Ser. 1, 5 3/4s, 7/15/32                           BBB             3,894,063
     34,280,000  Triborough Bridge & Tunnel Auth. Gen.
                 Purpose Rev. Bonds (Convention Ctr.),
                 Ser. E, 7 1/4s, 1/1/10                                           AA-            38,822,100
     10,360,000  Triborough Bridge & Tunnel Auth. IFB,
                 9.084s, 1/1/12                                                   AA-/P          12,716,900
                 Triborough Bridge & Tunnel Auth. Rev.
                 Bonds
     14,000,000  (Convention Ctr.), Ser. E, 6s, 1/1/11                            AA-            16,152,500
      4,000,000  FGIC, 5 1/4s, 1/1/14                                             Aaa             4,330,000
        800,000  Westchester Cnty., Indl Dev. Agcy. Civic
                 Fac. Rev. Bonds (Guiding Eyes for The
                 Blind), 5 3/8s, 8/1/24                                           BBB               826,000
      4,005,000  Yonkers, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (St. John's Riverside Hosp.),
                 Ser. A, 7 1/8s, 7/1/31                                           BB              4,090,106
                                                                                              -------------
                                                                                              1,263,585,462
Puerto Rico (8.2%)
-----------------------------------------------------------------------------------------------------------
      9,250,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 1/2s, 5/15/39                                      BBB             8,128,438
                 Cmnwlth. of PR, G.O. Bonds
      3,915,000  FSA, 6 1/2s, 7/1/13                                              Aaa             4,835,025
      4,750,000  (Pub. Impt.), MBIA, 5 1/4s, 7/1/18                               AAA             5,456,563
                 Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                 Bonds
      5,000,000  Ser. B, 6s, 7/1/26                                               A               5,240,100
      2,275,000  Ser. B, MBIA, 5 7/8s, 7/1/35                                     Aaa             2,559,375
      3,000,000  Ser. AA, MBIA, 5 1/2s, 7/1/19                                    Aaa             3,532,500
     12,500,000  Cmnwlth. of PR, Hwy. & Trans. Auth.
                 VRDN, Ser. A, AMBAC, 1.32s, 7/1/28                               VMIG1          12,500,000
                 PR Elec. Pwr. Auth. Rev. Bonds
     20,000,000  (PA 205), 6.98s, 7/1/07                                          A3             22,675,000
     10,000,000  Ser. AA, MBIA, 5 3/8s, 7/1/27                                    Aaa            10,450,000
      6,000,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            6,427,500
     22,000,000  PR Infrastructure Fin. Auth. Special
                 Rev. Bonds, Ser. A, 5 1/2s, 10/1/40                              Aaa            23,705,000
      7,000,000  U. of PR Rev. Bonds, Ser. O, MBIA, 5
                 3/8s, 6/1/30                                                     Aaa             7,258,930
                                                                                              -------------
                                                                                                112,768,431
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,269,695,528) (b)                                 $1,376,353,893
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $1,371,874,820.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $1,270,796,211, resulting in gross unrealized appreciation and depreciation of $110,925,718 and $5,368,036, respectively, or net unrealized appreciation of $105,557,682.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2004 was $7,172,500 or 0.5% of net assets.

      The rates shown on VRDN are the current interest rates at August 31, 2004.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current rates at August, 31, 2004.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      Education                16.6%
      Utilities and power      13.0

      The fund had the following insurance concentration greater than 10% at August 31, 2004 (as a percentage of net assets):

      MBIA                     15.5%

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004